Calvert
Growth Allocation Fund
December 31, 2024
Schedule of Investments (Unaudited)

Mutual Funds — 98.2%(1)

Security	Shares	Value
Equity Funds — 90.2%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	135,507	$ 5,009,676
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	977,334	28,674,979
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,647,014	83,734,186
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	551,698	37,261,710
Calvert US Large-Cap Value Responsible Index Fund, Class R6	885,735	28,343,525
Calvert US Mid-Cap Core Responsible Index Fund, Class R6	161,475	6,702,828
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	298,657	27,604,885
Calvert Focused Value Fund, Class R6	1,839,129	20,966,068
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	1,663,830	19,200,600
Calvert Emerging Markets Equity Fund, Class R6	568,022	9,758,624
Calvert International Equity Fund, Class R6	1,167,602	27,788,937
Calvert International Opportunities Fund, Class R6	850,741	13,816,036
Calvert Mid-Cap Fund, Class I	73,848	3,380,012
		$312,242,066
Income Funds — 8.0%
Calvert Management Series:
Calvert Floating-Rate Advantage Fund, Class R6	304,064	$2,727,453
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	247,131	3,541,393
The Calvert Fund:
Calvert Core Bond Fund, Class I	913,774	14,209,188
Calvert High Yield Bond Fund, Class R6	148,013	3,614,471
Calvert Ultra-Short Duration Income Fund, Class R6	365,485	3,618,302
		$27,710,807
Total Mutual Funds (identified cost $267,510,230)		$339,952,873

Short-Term Investments — 1.7%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(2)	6,034,104	$ 6,034,104
Total Short-Term Investments (identified cost $6,034,104)		$ 6,034,104
Total Investments — 99.9% (identified cost $273,544,334)		$345,986,977

Other Assets, Less Liabilities — 0.1%	$ 379,632
Net Assets — 100.0%	$346,366,609

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2024.

Calvert
Growth Allocation Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	10	Long	3/31/25	$1,063,047	$(4,146)
U.S. 10-Year Treasury Note	28	Long	3/20/25	3,045,000	(24,733)
U.S. Long Treasury Bond	13	Long	3/20/25	1,479,969	(33,742)
U.S. Ultra 10-Year Treasury Note	11	Long	3/20/25	1,224,438	(15,475)
U.S. Ultra-Long Treasury Bond	15	Long	3/20/25	1,783,594	(53,694)
					$(131,790)
During the fiscal year to date ended December 31, 2024, the Fund used futures contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At December 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At December 31, 2024, the value of the Fund's investment in affiliated funds, including funds that may be deemed to be affiliated, was $345,986,977, which represents 99.9% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2024 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Bond Fund, Class R6	$ —	$ 3,610,359	$ —	$ —	$ (68,966)	$ 3,541,393	$ 11,810	$ —	247,131
Core Bond Fund, Class I	14,209,112	561,630	—	—	(561,554)	14,209,188	166,539	—	913,774
Emerging Markets Advancement Fund, Class I	22,134,356	978,460	(3,058,767)	(181,306)	(672,143)	19,200,600	332,220	—	1,663,830
Emerging Markets Equity Fund, Class R6	10,267,723	599,459	(251,315)	(2,711)	(854,532)	9,758,624	59,677	—	568,022
Equity Fund, Class R6	28,535,788	2,007,351	(107,956)	1,110	(2,831,408)	27,604,885	107,673	1,827,874	298,657
Floating-Rate Advantage Fund, Class R6	2,702,545	54,791	(35,985)	(40)	6,142	2,727,453	54,792	—	304,064
Focused Value Fund, Class R6	22,792,965	879,620	(1,438,170)	224,392	(1,492,739)	20,966,068	263,499	616,122	1,839,129
High Yield Bond Fund, Class R6	5,349,466	144,333	(1,835,259)	(69,693)	25,624	3,614,471	72,529	—	148,013
International Equity Fund, Class R6	30,766,924	1,240,803	(899,637)	(8,356)	(3,310,797)	27,788,937	379,150	—	1,167,602
International Opportunities Fund, Class R6	17,162,458	947,626	(2,375,042)	159,636	(2,078,642)	13,816,036	444,997	—	850,741
International Responsible Index Fund, Class R6	29,666,919	2,045,707	—	—	(3,037,647)	28,674,979	823,533	—	977,334

Calvert
Growth Allocation Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Liquidity Fund, Institutional Class(1)	$ 2,587,614	$ 9,743,556	$(6,297,066)	$ —	$ —	$ 6,034,104	$ 31,147	$ —	6,034,104
Mid-Cap Fund, Class I	4,508,511	124,702	(1,077,399)	186,283	(362,085)	3,380,012	7,894	116,809	73,848
Small-Cap Fund, Class R6	9,124,744	75,522	(4,129,337)	1,073,071	(1,134,324)	5,009,676	15,668	59,854	135,507
Ultra-Short Duration Income Fund, Class R6	8,860,134	200,771	(5,433,809)	5,376	(14,170)	3,618,302	108,352	—	365,485
US Large-Cap Core Responsible Index Fund, Class R6	70,516,562	12,899,188	—	—	318,436	83,734,186	816,747	690,198	1,647,014
US Large-Cap Growth Responsible Index Fund, Class R6	34,154,903	3,935,924	(1,583,361)	82,206	672,038	37,261,710	225,835	550,695	551,698
US Large-Cap Value Responsible Index Fund, Class R6	34,892,139	1,710,927	(6,285,551)	1,319,991	(3,293,981)	28,343,525	608,489	1,102,438	885,735
US Mid-Cap Core Responsible Index Fund, Class R6	10,937,627	79,476	(4,201,224)	1,036,353	(1,149,404)	6,702,828	79,476	—	161,475
Total				$ 3,826,312	$(19,840,152)	$345,986,977	$4,610,027	$4,963,990

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$339,952,873	$ —	$ —	$339,952,873
Short-Term Investments	6,034,104	—	—	6,034,104
Total Investments	$345,986,977	$ —	$ —	$345,986,977
Liability Description
Futures Contracts	$(131,790)	$ —	$ —	$(131,790)
Total	$(131,790)	$ —	$ —	$(131,790)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
3